General (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Restructuring Cost and Reserve [Line Items]
Operating Income (Loss)	$ 108,000
Net Cash Provided by (Used in) Operating Activities	(6,144)	$ (7,191)
Cash, Cash Equivalents, and Short-Term Investments	$ 9,500